Quarterly Report
May 31, 2025
MFS®  Core Equity Fund
RGI-Q3

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 2.8%
Amentum Holdings, Inc. (a)	5,504	$113,720
Curtiss-Wright Corp.	30,121	13,256,553
General Dynamics Corp.	68,591	19,101,908
General Electric Co.	173,298	42,615,711
Howmet Aerospace, Inc.	199,120	33,828,497
Leidos Holdings, Inc.	177,183	26,315,219
RTX Corp.	260,673	35,576,651
Standard Aero, Inc. (a)	207,988	6,100,288
		$176,908,547
Alcoholic Beverages – 0.1%
Constellation Brands, Inc., “A”	50,029	$8,919,670
Apparel Manufacturers – 0.4%
Deckers Outdoor Corp. (a)	68,608	$7,239,516
NIKE, Inc., “B”	222,166	13,461,038
VF Corp.	274,260	3,417,280
		$24,117,834
Automotive – 1.8%
Aptiv PLC (a)	478,747	$31,985,087
LKQ Corp.	468,443	18,957,888
Tesla, Inc. (a)	182,441	63,208,509
		$114,151,484
Biotechnology – 0.1%
Exact Sciences Corp. (a)	113,299	$6,376,468
Broadcasting – 1.6%
Omnicom Group, Inc.	103,590	$7,607,649
Spotify Technology S.A. (a)	86,136	57,292,499
Walt Disney Co.	347,742	39,308,756
		$104,208,904
Brokerage & Asset Managers – 2.0%
Blue Owl Capital, Inc.	134,003	$2,503,176
Charles Schwab Corp.	306,814	27,103,949
CME Group, Inc.	120,344	34,779,416
KKR & Co., Inc.	304,884	37,031,211
Raymond James Financial, Inc.	97,329	14,305,416
TPG, Inc.	264,977	12,753,343
		$128,476,511
Business Services – 4.2%
Accenture PLC, “A”	51,050	$16,173,661
Equifax, Inc.	80,395	21,239,555
Fidelity National Information Services, Inc.	232,009	18,470,237
Fiserv, Inc. (a)	132,259	21,530,443
TransUnion	1,167,205	99,947,764
TriNet Group, Inc.	773,791	64,387,149
Verisk Analytics, Inc., “A”	73,038	22,944,157
		$264,692,966
Chemicals – 0.2%
Eastman Chemical Co.	122,946	$9,635,278

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 11.8%
Atlassian Corp. (a)	194,325	$40,347,700
Cadence Design Systems, Inc. (a)	234,123	67,209,690
Elastic N.V. (a)	183,260	14,820,236
Guidewire Software, Inc. (a)	126,778	27,259,806
HubSpot, Inc. (a)	41,338	24,385,286
Microsoft Corp. (s)	964,715	444,116,197
MongoDB, Inc. (a)	61,330	11,580,944
Okta, Inc. (a)	231,388	23,872,300
Salesforce, Inc.	249,162	66,120,120
SentinelOne, Inc., “A” (a)	651,502	11,472,950
Tyler Technologies, Inc. (a)	33,450	19,300,315
		$750,485,544
Computer Software - Systems – 5.0%
Apple, Inc. (s)	988,990	$198,638,641
CDW Corp.	396,638	71,537,630
EPAM Systems, Inc. (a)	85,792	14,969,846
Insight Enterprises, Inc. (a)	276,131	36,004,721
		$321,150,838
Construction – 1.5%
Builders FirstSource, Inc. (a)	130,325	$14,033,396
CRH PLC	374,818	34,168,409
Equity Lifestyle Properties, Inc., REIT	171,374	10,894,245
Ferguson Enterprises, Inc.	64,178	11,702,217
Mohawk Industries, Inc. (a)	108,423	10,908,438
Sherwin-Williams Co.	40,637	14,580,962
		$96,287,667
Consumer Products – 1.4%
Colgate-Palmolive Co.	244,664	$22,739,072
e.l.f. Beauty, Inc. (a)	93,129	10,476,081
Kenvue, Inc.	1,125,157	26,857,498
Newell Brands, Inc.	656,438	3,479,121
Procter & Gamble Co.	134,565	22,861,248
		$86,413,020
Consumer Services – 1.3%
Booking Holdings, Inc.	11,069	$61,089,036
Bright Horizons Family Solutions, Inc. (a)	64,825	8,375,390
Grand Canyon Education, Inc. (a)	64,459	12,752,891
		$82,217,317
Containers – 0.2%
Smurfit Westrock PLC	269,613	$11,682,331
Electrical Equipment – 1.8%
AMETEK, Inc.	147,241	$26,317,856
Amphenol Corp., “A”	420,025	37,772,848
Emerson Electric Co.	296,855	35,438,550
W.W. Grainger, Inc.	12,474	13,566,224
		$113,095,478
Electronics – 9.0%
Analog Devices, Inc.	206,167	$44,115,615
Applied Materials, Inc.	240,496	37,697,748
Broadcom, Inc.	362,162	87,668,555
Flex Ltd. (a)	97,031	4,104,411
Lam Research Corp.	674,938	54,528,241

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
MACOM Technology Solutions Holdings, Inc. (a)	29,654	$3,606,223
Marvell Technology, Inc.	709,089	42,680,067
Monolithic Power Systems, Inc.	27,200	18,003,680
NVIDIA Corp.	1,829,514	247,222,227
NXP Semiconductors N.V.	134,300	25,668,759
Onto Innovation, Inc. (a)	58,409	5,370,123
		$570,665,649
Energy - Independent – 1.5%
ConocoPhillips	375,129	$32,017,260
Expand Energy Corp.	114,628	13,311,750
Hess Corp.	222,319	29,388,349
Permian Resources Corp.	692,115	8,727,570
Phillips 66	66,682	7,567,073
Valero Energy Corp.	59,193	7,634,121
		$98,646,123
Energy - Integrated – 0.7%
Exxon Mobil Corp.	465,963	$47,668,015
Energy - Renewables – 0.4%
First Solar, Inc. (a)	44,630	$7,055,110
GE Vernova, Inc.	40,798	19,296,638
		$26,351,748
Engineering - Construction – 0.5%
APi Group, Inc. (a)	366,811	$17,119,069
Jacobs Solutions, Inc.	114,685	14,484,716
		$31,603,785
Food & Beverages – 1.5%
Coca-Cola Europacific Partners PLC	297,567	$27,313,675
Mondelez International, Inc.	455,735	30,757,555
PepsiCo, Inc.	289,542	38,060,296
		$96,131,526
Gaming & Lodging – 0.7%
DraftKings, Inc. (a)	187,125	$6,714,045
Hilton Worldwide Holdings, Inc.	113,420	28,178,065
International Game Technology PLC	280,620	4,127,920
Viking Holdings Ltd. (a)	82,424	3,679,407
		$42,699,437
Health Maintenance Organizations – 1.0%
Cigna Group	174,317	$55,195,735
Humana, Inc.	44,091	10,278,935
		$65,474,670
Insurance – 4.1%
American International Group, Inc.	328,182	$27,777,324
Aon PLC	151,139	56,235,799
Arthur J. Gallagher & Co.	121,396	42,177,826
Assurant, Inc.	54,064	10,973,911
Chubb Ltd.	154,828	46,014,882
Corebridge Financial, Inc.	522,264	17,031,029
Everest Group Ltd.	33,548	11,647,530
Principal Financial Group, Inc.	149,411	11,637,623
Selective Insurance Group, Inc.	132,902	11,698,034

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Willis Towers Watson PLC	81,061	$25,659,860
		$260,853,818
Interactive Media Services – 5.9%
Alphabet, Inc., “A” (s)	1,104,561	$189,697,306
Meta Platforms, Inc., “A”	284,278	184,067,162
		$373,764,468
Leisure & Toys – 0.5%
Brunswick Corp.	73,564	$3,723,810
Electronic Arts, Inc.	54,988	7,906,175
Hasbro, Inc.	115,667	7,716,145
Take-Two Interactive Software, Inc. (a)	69,021	15,618,072
		$34,964,202
Machinery & Tools – 3.3%
Crane Co.	93,306	$15,992,648
Deere & Co.	54,303	27,491,437
Eaton Corp. PLC	139,662	44,719,773
Nordson Corp.	117,232	24,852,012
Pentair PLC	148,001	14,678,739
Regal Rexnord Corp.	72,038	9,612,751
Roper Technologies, Inc.	27,560	15,716,641
Trane Technologies PLC	70,567	30,362,863
Wabtec Corp.	134,641	27,240,567
		$210,667,431
Major Banks – 3.9%
JPMorgan Chase & Co.	486,012	$128,307,168
Morgan Stanley	307,590	39,380,748
PNC Financial Services Group, Inc.	205,530	35,723,169
Wells Fargo & Co.	582,305	43,544,768
		$246,955,853
Medical & Health Technology & Services – 0.8%
McKesson Corp.	53,042	$38,164,249
Veeva Systems, Inc. (a)	44,711	12,505,667
		$50,669,916
Medical Equipment – 3.8%
Becton, Dickinson and Co.	238,955	$41,241,243
Bio-Techne Corp.	401,299	19,422,872
Boston Scientific Corp. (a)	431,691	45,439,795
DexCom, Inc. (a)	179,896	15,435,077
Medtronic PLC	661,257	54,871,106
STERIS PLC	82,111	20,134,438
Waters Corp. (a)	134,187	46,863,468
		$243,407,999
Natural Gas - Pipeline – 0.6%
Cheniere Energy, Inc.	168,432	$39,916,700
Network & Telecom – 0.3%
Motorola Solutions, Inc.	51,643	$21,451,469

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.2%
Flowco Holdings, Inc., “A”	1,473	$25,351
TechnipFMC PLC	419,442	13,065,618
		$13,090,969
Other Banks & Diversified Financials – 3.7%
Hancock Whitney Corp.	185,104	$10,119,636
Mastercard, Inc., “A”	204,108	119,525,645
Moody's Corp.	62,116	29,773,441
Northern Trust Corp.	98,267	10,489,020
Pacific Premier Bancorp, Inc.	423,602	8,980,362
Popular, Inc.	152,986	15,838,640
Visa, Inc., “A”	104,296	38,087,856
		$232,814,600
Pharmaceuticals – 4.8%
AbbVie, Inc.	453,378	$84,378,180
Johnson & Johnson	652,763	101,315,345
Pfizer, Inc.	3,178,522	74,663,482
Vertex Pharmaceuticals, Inc. (a)	104,544	46,213,675
		$306,570,682
Pollution Control – 0.3%
GFL Environmental, Inc.	376,879	$19,006,008
Real Estate – 0.7%
Federal Realty Investment Trust, REIT	231,409	$22,094,931
NNN REIT, Inc.	462,389	19,309,365
		$41,404,296
Real Estate - Office – 0.1%
Highwoods Properties, Inc., REIT	314,796	$9,349,441
Real Estate - Storage – 0.4%
Extra Space Storage, Inc., REIT	74,313	$11,232,410
Rexford Industrial Realty, Inc., REIT	465,780	16,414,087
		$27,646,497
Restaurants – 1.1%
Aramark	824,085	$33,375,443
Starbucks Corp.	245,954	20,647,838
U.S. Foods Holding Corp. (a)	216,039	17,093,006
		$71,116,287
Specialty Chemicals – 1.1%
Air Products & Chemicals, Inc.	46,956	$13,096,498
Corteva, Inc.	257,752	18,248,842
DuPont de Nemours, Inc.	129,890	8,676,652
Linde PLC	58,106	27,169,203
		$67,191,195
Specialty Stores – 7.1%
Amazon.com, Inc. (a)(s)	1,430,741	$293,316,213
BJ's Wholesale Club Holdings, Inc. (a)	503,848	57,040,632
Home Depot, Inc.	200,791	73,949,317
Ross Stores, Inc.	200,014	28,019,961
		$452,326,123
Telecom - Infrastructure – 0.9%
American Tower Corp., REIT	254,131	$54,549,219

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 0.8%
Comcast Corp., “A”	538,656	$18,621,338
T-Mobile USA, Inc.	134,993	32,695,305
		$51,316,643
Tobacco – 0.7%
Philip Morris International, Inc.	251,699	$45,454,322
Trucking – 0.3%
J.B. Hunt Transport Services, Inc.	65,030	$9,029,415
Old Dominion Freight Line, Inc.	50,603	8,105,083
		$17,134,498
Utilities - Electric Power – 2.4%
Constellation Energy	78,933	$24,165,338
Duke Energy Corp.	159,571	18,784,698
Evergy, Inc.	113,692	7,550,286
Exelon Corp.	236,791	10,376,182
NextEra Energy, Inc.	339,879	24,009,052
PG&E Corp.	1,972,550	33,296,644
Sempra Energy	227,004	17,840,244
Xcel Energy, Inc.	218,769	15,335,707
		$151,358,151
Total Common Stocks		$6,321,041,597
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.35% (v)	42,010,588	$42,010,588

Other Assets, Less Liabilities – 0.1%		4,561,096
Net Assets – 100.0%		$6,367,613,281
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $42,010,588 and $6,321,041,597, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At May 31, 2025, the fund had cash collateral of $31,718 and other liquid securities collateral with an aggregate value of $543,009.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,321,041,597	$—	$—	$6,321,041,597
Investment Companies	42,010,588	—	—	42,010,588
Total	$6,363,052,185	$—	$—	$6,363,052,185
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$37,746,945	$821,467,494	$817,195,055	$946	$(9,742)	$42,010,588
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,468,548	$—